Leases - Summary of Lessee Operating Lease Liability Maturity (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Leases
2025	¥ 8,649
2026	3,793
2027	719
Total future lease payment	13,161
Impact of discounting remaining lease payments	(497)
Total lease liabilities	12,664	¥ 14,287
Operating leases that had not yet commenced
Leases
Operating leases not yet commenced	¥ 0	¥ 0